SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 297,682	$ 255,576	$ 187,022
Depreciation and amortization	1,416	893	713
Income (loss) from continuing operations	5,865	2,342	(4,702)
Total assets from continuing operations	70,457	46,303	42,349
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	46	10	1
Income (loss) from continuing operations	(9,294)	(6,052)	(3,182)
Total assets from continuing operations	4,403	431	440
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	292,393	252,878	185,519
Depreciation and amortization	1,333	846	655
Income (loss) from continuing operations	15,803	10,654	1,597
Total assets from continuing operations	63,428	45,092	41,056
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	5,289	2,698	1,503
Depreciation and amortization	37	37	57
Income (loss) from continuing operations	(644)	(2,260)	(3,117)
Total assets from continuing operations	$ 2,626	$ 780	$ 853